Contingent Liabilities and Financial Commitments - Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases (Details) - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Property
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	£ 375,000,000	£ 199,000,000
Plant and Equipment
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	70,000,000	41,000,000
Within 12 months | Property
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	75,000,000	45,000,000
Within 12 months | Plant and Equipment
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	32,000,000	18,000,000
Between One and Five Years | Property
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	183,000,000	104,000,000
Between One and Five Years | Plant and Equipment
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	38,000,000	23,000,000
Beyond 5 Years | Property
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total future minimum lease payments	£ 117,000,000	£ 50,000,000